N-4	Dec. 23, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account
Entity Central Index Key	0000202713
Entity Investment Company Type	N-4
Document Period End Date	Dec. 23, 2025
Amendment Flag	false
Soloist
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract. Effective December 18, 2025, the name of each investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Neuberger Berman Genesis Fund - Trust Class	Neuberger Genesis Fund - Trust Class
Neuberger Berman Large Cap Growth Fund - Investor Class	Neuberger Large Cap Growth Fund - Investor Class
Neuberger Berman Large Cap Value Fund - Investor Class	Neuberger Large Cap Value Fund - Investor Class
Neuberger Berman Quality Equity Fund: Trust Class	Neuberger Quality Equity Fund: Trust Class

Soloist | NeubergerGenesisFundTrustClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Genesis Fund - Trust Class
Soloist | NeubergerLargeCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Large Cap Growth Fund - Investor Class
Soloist | NeubergerLargeCapValueFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Large Cap Value Fund - Investor Class
Soloist | NeubergerQualityEquityFundTrustClassMember
Prospectus:
Portfolio Company Name [Text Block]	Neuberger Quality Equity Fund: Trust Class